Significant Accounting Policies (Details) - Schedule of annual average depreciation rate of the right-of-use assets	12 Months Ended
Dec. 31, 2022
Schedule of Annual Average Depreciation Rate of the Right of Use Assets [Abstract]
Office buildings	25.00%